Annual Fund Operating Expenses - MML Series Investment Fund II	Dec. 31, 2025
MML VIP Barings Core Bond Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.45%
MML VIP Barings Core Bond Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.70%
MML VIP Barings Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.65%
MML VIP Barings Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.90%
MML VIP Barings Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.59%
MML VIP Barings Short-Duration Bond Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.84%
MML VIP Barings U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.52%
MML VIP BlackRock Balanced Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.51%	[1]
MML VIP BlackRock Balanced Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.76%	[1]
MML VIP BlackRock iShares 60/40 Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
MML VIP BlackRock iShares 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.59%	[2]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.50%	[3]
MML VIP BlackRock iShares 60/40 Allocation Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.84%	[2]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.75%	[3]
MML VIP BlackRock iShares 80/20 Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
MML VIP BlackRock iShares 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.56%	[4]
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.50%	[5]
MML VIP BlackRock iShares 80/20 Allocation Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.81%	[4]
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.75%	[5]
MML VIP Franklin Templeton Equity Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.44%
MML VIP Franklin Templeton Equity Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.69%
MML VIP Invesco Discovery Large Cap Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[6]
Expenses (as a percentage of Assets)	0.78%
MML VIP Invesco Discovery Large Cap Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[6]
Expenses (as a percentage of Assets)	1.03%
MML VIP Invesco Discovery Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
MML VIP Invesco Discovery Mid Cap Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[7]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.85%	[8]
MML VIP Invesco Discovery Mid Cap Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[7]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.10%	[8]
MML VIP Invesco Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.71%
MML VIP Invesco Small Cap Equity Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.96%

[1]
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[2]
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.50% and 0.75% for Class II and Service Class I shares, respectively. The Total
Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[4]
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[5]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.50% and 0.75% for Class II and Service Class I shares, respectively. The Total
Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[6]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[7]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[8]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.85% and 1.10% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.